Risk Management Policy - Additional Information (Detail) $ in Thousands, MMBTU in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($) kt MBbls MMBTU	Dec. 31, 2017 CLP ($) MMBTU	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 245,171,924	$ 419,456,026	$ 245,999,192	$ 144,261,845
VaR at confidence level, percentage	95.00%
Percentage of potential variations in fair value	5.00%
VaR amount	$ 318,820,121
Commodity Price Risk [Member] | Swap Hedges [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | MMBTU		2.3
Commodity Price Risk [Member] | Swap Hedges [Member] | Coal API2 [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | kt	432
Commodity Price Risk [Member] | Swap Hedges [Member] | Brent Oil [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | MBbls	994
Commodity Price Risk [Member] | Swap Hedges [Member] | Coal BCI7 [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | kt	225
Commodity Price Risk [Member] | Swap Hedges [Member] | Henry Hub Gas [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | MMBTU	0.2
Liquidity Risk [Member]
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 245,171,924	$ 419,456,026
Liquidity Risk [Member] | Lines of Credit [Member]
Disclosure Of Financial Risk Management [Line Items]
Available lines of long-term credit	$ 416,862,000	$ 199,271,103